Offerings	Apr. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. (4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered | shares	9,904,285
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 99,042,850.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,677.82
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. (3) An additional 9,904,285 ordinary shares underlying the rights are being registered in connection with the upsized offering, for a total of 11,500,000, if the underwriters' over-allotment option is exercised in full. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Ordinary Share, $0.0001 par value, one redeemable public warrant and one Right to receive one Ordinary Share upon the consummation of an initial business combination
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 69,000,000.00
Amount of Registration Fee	$ 10,563.90
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. (2) Includes 1,500,000 units, consisting of 1,500,000 ordinary shares, 1,500,000 warrants and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Ordinary Share, $0.0001 par value, on redeemable warrants and one Right to receive one Ordinary Share upon the consummation of an initial business combination
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 46,000,000.00
Amount of Registration Fee	$ 6,352.60
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. (2) Includes 1,500,000 units, consisting of 1,500,000 ordinary shares, 1,500,000 warrants and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares included as part of the Units
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. (5) No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the Units
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. (5) No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the Units
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered | shares	690,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 6,900,000.00
Amount of Registration Fee	$ 1,056.39
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.
Offering: 9
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered | shares	610,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 6,100,000.00
Amount of Registration Fee	$ 842.41
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.
Offering: 10
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	69,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 690,000.00
Amount of Registration Fee	$ 105.64
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.
Offering: 11
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	42,250
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 422,500.00
Amount of Registration Fee	$ 58.35
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.
Offering: 12
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	58,750
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 587,500.00
Amount of Registration Fee	$ 81.13
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.
Offering: 13
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Rights included as part of the Units
Amount Registered | shares	295,715
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 2,957,150.00
Amount of Registration Fee	$ 408.38
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.